Subsequent Events (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 25, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Debt restructure of loan, description		The Group has entered into agreements dated December 14, 2020 with PFG and LMFA Financing LLC (“LMFA”), a Florida limited liability company and wholly owned subsidiary of LM Funding America, Inc. (Nasdaq: LMFA), in which LMFA will purchase approximately $18 million of debt in tranches. As of February 10, 2021, LMFA has completed the purchase of $17.87 million of principal, accrued interest and applicable fees (the “Debt”), converted into and sold all 22.73 million shares of the Group’s ordinary shares. With the Company settling another $1.27 million of Debt directly with PFG through the issuance of 1.51 million shares on February 17, 2021 which PFG has subsequently sold, the Group’s defaulted Debts with PFG totaling $19.14 million have been eliminated.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Sale of convertible note (in Dollars)	$ 23
Convertibel note due	2 years
Annual interest rate	8.00%
Discount rate	10.00%
Warrant coverage percentage	90.00%
Conversion price percentage	110.00%
Workforce In India [Member]
Subsequent Events (Details) [Line Items]
Operational costs reduction, percentage		20.00%
Headcount in China [Member]
Subsequent Events (Details) [Line Items]
Operational costs reduction, percentage		40.00%